UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21399

The Aegis Funds
(Exact name of registrant as specified in charter)

1100 North Glebe Road, Suite 1040, Arlington, Virginia 22201
(Address of principal executive offices)             (Zip code)

Aegis Financial Corporation
1100 North Glebe Road, Suite 1040, Arlington, Virginia 22201
(Name and address of agent for service)

Registrant's telephone number, including area code: (703) 528-7788

Date of fiscal year end: December 31

Date of reporting period: July 1, 2009 – June 30, 2010

Item 1. Proxy Voting Record

This Form N-PX is filed by The Aegis Funds (the Trust) on behalf of its sole investment series, the Aegis High Yield Fund (the Fund). During the reporting period ended June 30, 2010 the Fund did not hold any voting securities requiring a proxy vote and accordingly the Fund has no proxy voting record to report in this filing.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Aegis Funds

By (Signature and Title)	/s/ Scott L. Barbee
Scott L. Barbee, President, The Aegis Funds

Date August 23, 2010